FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Servicing Asset at Fair Value, Amount	$ 33.7	$ 29.8
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate	11.66%	11.52%
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Prepayment Speed	6.49%	5.96%
Loans Held-for-sale, Fair Value Disclosure	$ 17.0	$ 13.2
Financing Receivable, Held-for-Sale	15.8	12.4
Fair Value, Option, Aggregate Differences, Loans and Long-term Receivables	1.2	0.8
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 0.4	$ 0.1	$ 0.3